Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Examination [Line Items]
State	$ 4	$ 6	$ 4	$ 6	$ 6	$ 2
Effective income tax percentage			0.00%	0.00%	0.00%	0.00%
Statutory federal income tax rate			21.00%		21.00%	21.00%
Valuation allowance					$ 5,200	$ 4,200
Unrecognized tax benefit					599	535	$ 460
US Federal [Member]
Income Tax Examination [Line Items]
Operating loss carryforwards					140,100	77,600
Research credit carryforwards					1,900	151
State [Member]
Income Tax Examination [Line Items]
Operating loss carryforwards					116,100	63,400
Research credit carryforwards					$ 1,600	$ 151